WARRANTS AND OPTIONS	9 Months Ended
Sep. 30, 2024
Warrants And Options
WARRANTS AND OPTIONS

NOTE 5 - WARRANTS AND OPTIONS

a) Warrants

(i)	Warrant transactions for the nine months ended September 30, 2024, and for the year ended December 31, 2023 are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2023	2,822,789	$8.85
Warrants issued in the March 2023 Private Placement	413,785
Exercise of warrants	(36,800)
Warrants issued in the June 2023 Registered Direct Offering	885,838
Warrants issued in the December 2023 Registered Direct Offering	300,622
Balance, December 31, 2023	4,386,234	$6.58
Warrants issued in the January 2024 Registered Direct Offering	651,062	3.75
Pre-Funded Warrants issued in the August 2024 Registered Direct Offering	1,200,000	0.00025
Balance, September 30, 2024	6,237,296	$4.90

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 5 - WARRANTS AND OPTIONS (CONTINUED)

a) Warrants (continued)

As at September 30, 2024, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

September 30, 2024	Expiry date	Exercise price		Exercise price (USD)
1,063,325	November 10, 2025	ILS	17.8545	$4.81
546,653	December 24, 2025	ILS	17.8545	$4.81
88,440	April 18, 2026	ILS	72.563	$19.56
433,825	May 28, 2026	ILS	72.563	$19.56
653,746	November 8, 2024	CAD	5.10	$4.00
413,785	March 13, 2025	CAD	5.88	$4.38
885,838	June 12, 2025	CAD	7.33	$5.50
300,622	December 13, 2025	CAD	5.13	$3.75
651,062	January 4, 2026	CAD	5.13	$3.75
1,200,000
6,237,296

b) Stock Options

Stock option transactions for the nine months ended September 30, 2024, and for the year ending December 31, 2023, are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
	Unaudited	Unaudited	Unaudited
Balance January 1, 2023	753,337	$7.93	$6.13
Options granted (i)(ii)(iii)(iv)	694,100
Exercise of options	-
Expiry of options	(24,550)
Balance December 31, 2023	1,422,887	$6.33	$4.78
Options cancelled	(133,550)
Options granted (v)	552,000
Balance September 30, 2024	1,841,337	$5.22	$3.86

(i)

On January 4, 2023, 326,600 stock options were issued to directors and consultants with an exercise price of CAD$4.125. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.50; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.

(ii)	On February 8, 2023, 40,000 stock options were issued to a consultant with an exercise price of CAD$3.75. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$5.45; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.

(iii)

On April 18, 2023, 169,500 stock options were issued to employees with an exercise price of CAD$4.00. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$3.55; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.

(iv)	On June 28, 2023, 98,000 stock options were issued to officers with an exercise price of CAD$6.125. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$7.30; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.

(v)

On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 5 - WARRANTS AND OPTIONS (CONTINUED)

b) Stock Options (continued)

As at September 30, 2024, the Company had outstanding stock options, enabling the holders to acquire common shares as follows:

Outstanding as of September 30, 2024	Exercisable as of September 30, 2024	Expiry date	Exercise price (CAD)		Exercise price (USD)
217,333	217,333	August 20, 2025	CAD	3.75	$2.77
13,333	13,333	January 28, 2025	CAD	7.50	$5.55
20,000	20,000	June 3, 2026	CAD	21.00	$15.53
6,671	6,671	October 28, 2026	CAD	20.00	$14.79
360,000	270,000	August 2, 2032	CAD	8.90	$6.58
120,000	120,000	August 21, 2032	CAD	10.00	$7.39
320,000	320,000	January 4, 2033	CAD	4.13	$3.05
40,000	40,000	November 25, 2027	CAD	5.03	$3.72
114,000	48,000	April 18, 2033	CAD	4.00	$2.96
18,000	8,000	June 28, 2028	CAD	6.13	$4.53
60,000	44,000	September 20, 2033	CAD	5.50	$4.07
552,000	-	August 14, 2034	CAD	2.40	$1.78
1,841,337	1,107,337

Share-based compensation expense is recognized over the vesting period of options. During the three and nine months ended September 30, 2024, share-based compensation of $690 and $1,176 was recognized and charged to the Consolidated Statement of Loss and Comprehensive Loss, respectively (September 30, 2023 – $752 and $3,299, respectively).

c) RSUs

On August 4, 2022, the Company granted 506,000 RSUs to directors, officers and advisers, of which 236,000 RSUs are to executives and directors, pursuant to the Company’s RSU Plan and in acknowledgment of the Company’s management recent success and increased future workload. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 506,000 common shares of no-par value in the Company.

On January 4, 2023, the Company granted 410,800 RSUs to directors, officers and advisers, of which 104,000 RSUs are to executives and directors, pursuant to the Company’s RSU Plan and in acknowledgment of the Company’s management recent success and increased future workload. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 410,800 common shares of no-par value in the Company.

On April 18, 2023, the Company granted 46,500 RSUs to employees, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 46,500 common shares of no-par value in the Company.

On June 28, 2023, the Company granted 66,000 Restricted Share Units (“RSUs”) to officers pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 66,000 common shares of no-par value in the Company (“Common Shares”).

On August 14, 2024, the Company granted 326,000 Restricted Share Units (“RSUs”) to officers and advisors, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 326,000 common shares of no-par value in the Company (“Common Shares”).

RSUs transactions for the nine months ended September 30, 2024, and for the year ending December 31, 2023, are as follows:

Number
Balance, January 1, 2023	288,000
RSUs granted	523,300
Expiry of RSUs	(36,666)

Exercise of RSUs	(185,800)
Balance, December 31, 2023	588,884
RSUs cancelled	(34,166)
RSUs granted	326,000
Exercise of RSUs	(324,668)
Balance, September 30, 2024	556,000

Total exercisable RSUs as of September 30, 2024, are 447,333 (December 31, 2023 – 109,664). During the three and nine months ended September 30, 2024, share-based compensation of $853 and $1,036 was recognized and charged to the Consolidated Statement of Loss and Comprehensive Loss respectively (September 30, 2023 – $377 and $797).

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)